SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revenue Recognition and Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016
Numerator:
Income from continuing operations	$ 253.1	$ 288.7	$ 223.8	$ 179.9	$ 235.2	$ 228.8	$ 145.2	$ 160.0	$ 945.5	$ 769.2	$ 480.2
Less: Net income attributable to non-controlling interest											1.8
Less: Accretion of redeemable non-controlling interest											83.5
Income from continuing operations attributable to common stockholders									945.5	769.2	394.9
Income from discontinued operations, net of taxes	$ 31.8	$ 7.8	$ (6.0)	$ (16.0)	$ 36.2	$ 4.4	$ (7.5)	$ (13.6)	17.6	19.5	37.4
Net Income from attributable to common stockholders									$ 963.1	$ 788.7	$ 432.3
Denominator:
Weighted average shares, basic									54.9	55.7	58.6
Weighted average effect of dilutive securities:
Net effect of dilutive stock options and unvested restricted stock (in shares)									0.2	0.2	0.3
Denominator for diluted calculations (in shares)									55.1	55.9	58.9
Basic income attributable to common stockholders per share:
Income from continuing operations (in dollars per share)	$ 4.69	$ 5.27	$ 4.05	$ 3.25	$ 4.26	$ 4.13	$ 2.61	$ 2.84	$ 17.24	$ 13.82	$ 6.73
Income from discontiuned operations (in dollars per share)	0.59	0.14	(0.11)	(0.29)	0.65	0.08	(0.13)	(0.24)	0.32	0.35	0.64
Net income attributable to common stockholders per share	5.28	5.41	3.94	2.96	4.91	4.21	2.48	2.60	17.56	14.17	7.37
Diluted income attributable to common stockholders per share:
Income from continuing operations (in dollars per share)	4.67	5.25	4.04	3.23	4.23	4.12	2.60	2.82	17.17	13.75	6.71
Income from discontinued operations (in dollars per share)	0.58	0.14	(0.11)	(0.28)	0.65	0.08	(0.13)	(0.24)	0.32	0.35	0.63
Net income attributable to common stockholders per share	$ 5.25	$ 5.39	$ 3.93	$ 2.95	$ 4.88	$ 4.20	$ 2.47	$ 2.58	$ 17.49	$ 14.10	$ 7.34
Currency Translation
Foreign currency transaction gains(losses) recognized									$ 0.6	$ (9.1)	$ 3.4
Marketing and Advertising Costs
Marketing and advertising expense									$ 244.5	$ 236.8	$ 235.9
Brand Loyalty
Diluted income attributable to common stockholders per share:
Ownership interest acquired (as a percent)												20.00%
Ownership percentage												100.00%